Related parties - Transactions with ING's main subsidiairies, associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [table]
Assets	€ 949,250	€ 933,891	€ 888,520
Liabilities	896,448	881,250
Subsidiaries [member]
Disclosure of subsidiaries [table]
Assets	115	100
Liabilities	417	239
Off-balance sheet commitments	24	10
Income received	42	14
Subsidiaries [member] | ING Groep N.V. [member]
Disclosure of subsidiaries [table]
Assets	56,349	45,625
Liabilities	55	134
Income received	1,158	1,122
Expenses paid	15	9
Joint ventures [member]
Disclosure of subsidiaries [table]
Liabilities	€ 3	€ 1